Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance - Performance Guarantees [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	$ 2,366,953	$ 2,214,370
Net change on exposures	339,026	89,768
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(8,371)	62,815
Total	2,697,608	2,366,953
ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	7,029	13,124
Net change on exposures	7,477	(5,442)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	4,025	(17)
Refinements to models used for calculation	5,725	(719)
Foreign exchange adjustments	(51)	83
Total	24,205	7,029
Stage 1 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	1,718,639	1,573,058
Net change on exposures	388,963	72,215
Transfer to Stage 1	636,908	166,106
Transfer to Stage 2	(200,555)	(149,250)
Transfer to Stage 3	(122)	(62)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(8,761)	56,572
Total	2,535,072	1,718,639
Stage 1 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	1,468	2,790
Net change on exposures	1,522	(1,284)
Transfer to Stage 1	5,730	247
Transfer to Stage 2	(103)	(277)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(2,983)	(58)
Refinements to models used for calculation	4,742	(2)
Foreign exchange adjustments	(38)	52
Total	10,338	1,468
Stage 1 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	45,140	46,523
Net change on exposures	7,426	(716)
Transfer to Stage 1	3,371	3,381
Transfer to Stage 2	(5,641)	(3,911)
Transfer to Stage 3	(88)	(260)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(5)	123
Total	50,203	45,140
Stage 1 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	195	917
Net change on exposures	271	16
Transfer to Stage 1	54	84
Transfer to Stage 2	(47)	(77)
Transfer to Stage 3	(1)	(5)
Impact on year-end ECL of exposures transferred between stages during the year	(18)	(27)
Refinements to models used for calculation	346	(716)
Foreign exchange adjustments	(1)	3
Total	799	195
Stage 2 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	600,778	589,838
Net change on exposures	(48,974)	21,365
Transfer to Stage 1	(636,908)	(166,106)
Transfer to Stage 2	200,555	150,330
Transfer to Stage 3	(22,464)	(765)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	400	6,116
Total	93,387	600,778
Stage 2 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	4,253	6,422
Net change on exposures	11,102	(2,636)
Transfer to Stage 1	(5,730)	(247)
Transfer to Stage 2	103	1,131
Transfer to Stage 3	(1,344)	(79)
Impact on year-end ECL of exposures transferred between stages during the year	457	(362)
Refinements to models used for calculation	918	(4)
Foreign exchange adjustments	(12)	28
Total	9,747	4,253
Stage 2 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	307	615
Net change on exposures	(509)	(882)
Transfer to Stage 1	(3,371)	(3,381)
Transfer to Stage 2	5,831	3,998
Transfer to Stage 3	(334)	(47)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(3)	4
Total	1,921	307
Stage 2 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	3	3
Net change on exposures	(21)	(47)
Transfer to Stage 1	(54)	(84)
Transfer to Stage 2	47	77
Transfer to Stage 3	(8)	(5)
Impact on year-end ECL of exposures transferred between stages during the year	62	67
Refinements to models used for calculation	12	(8)
Foreign exchange adjustments
Total	41	3
Stage 3 - Individual [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	1,728	3,851
Net change on exposures	(7,440)	(1,870)
Transfer to Stage 1
Transfer to Stage 2		(1,080)
Transfer to Stage 3	22,586	827
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	(2)
Total	16,872	1,728
Stage 3 - Individual [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	1,111	2,992
Net change on exposures	(5,397)	(1,491)
Transfer to Stage 1
Transfer to Stage 2		(854)
Transfer to Stage 3	1,344	79
Impact on year-end ECL of exposures transferred between stages during the year	6,516	374
Refinements to models used for calculation	(293)	11
Foreign exchange adjustments
Total	3,281	1,111
Stage 3 - Group [Member] | Gross carrying amount [member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	361	485
Net change on exposures	(440)	(344)
Transfer to Stage 1
Transfer to Stage 2	(190)	(87)
Transfer to Stage 3	422	307
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments
Total	153	361
Stage 3 - Group [Member] | ECL [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of changes in outstanding exposures and corresponding allowance [Line Items]
Outstanding exposure as beginning of period	(1)
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3	9	10
Impact on year-end ECL of exposures transferred between stages during the year	(9)	(11)
Refinements to models used for calculation
Foreign exchange adjustments
Total	$ (1)	$ (1)